Organization (Details)	12 Months Ended
Dec. 31, 2017
Borqs International [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 27, 2007
Entity Incorporation, State Country Name	Cayman
Percentage of direct or indirect ownership by the Company Direct	100.00%
Principal activities	Holding company
BORQS Hong Kong Limited. [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 19, 2007
Entity Incorporation, State Country Name	Hong Kong
Percentage of direct or indirect ownership by the Company Direct	100.00%
Principal activities	Provision of software and service solutions and hardware products sales
Borqs Beijing Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 04, 2007	[1]
Entity Incorporation, State Country Name	PRC	[1]
Percentage of direct or indirect ownership by the Company Direct	100.00%	[1]
Principal activities	Provision of software and service solutions and hardware products sales	[1]
BORQS Software Solutions Private Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 17, 2009
Entity Incorporation, State Country Name	India
Percentage of direct or indirect ownership by the Company Direct	100.00%
Principal activities	Provision of software and service solutions
Beijing Big Cloud Network Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 18, 2014	[1],[2]
Entity Incorporation, State Country Name	PRC	[1],[2]
Percentage of direct or indirect ownership by the Company Direct		[1],[2]
Principal activities	Holding company	[1],[2]
Yuantel (Beijing) Investment Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 11, 2014	[2],[3]
Entity Incorporation, State Country Name	PRC	[2],[3]
Percentage of direct or indirect ownership by the Company Direct	79.00%	[2],[3]
Principal activities	Holding company	[2],[3]
Yuantel (Beijing) Telecommunications Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 11, 2014	[2],[3]
Entity Incorporation, State Country Name	PRC	[2],[3]
Percentage of direct or indirect ownership by the Company Direct	75.05%	[2],[3]
Principal activities	Provision of MVNO and other services	[2],[3]

[1]	Collectively, the "PRC Subsidiaries".
[2]	Collectively, the "Consolidated VIEs".
[3]	On July 11, 2014, Borqs International through Big Cloud Network acquired controlling interest in Yuantel Investment and its subsidiary.